RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
ION Acquisition Corp 2 LTD
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of Restatement on Financial Statements
The impact of the restatement on the Company’s financial statements is reflected in the following table.

Balance Sheet as of February 16, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$210,576,766	$42,423,234	$253,000,000
Class A ordinary shares	$424	$(424)	$—
Additional paid-in capital	$5,303,723	$(5,303,723)	$—
Accumulated deficit	$(304,770)	$(37,119,087)	$(37,423,857)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(42,423,234)	$(37,423,224)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$208,995,955	$44,004,045	$253,000,000
Class A ordinary shares	$440	$(440)	$—
Additional paid-in capital	$6,884,518	$(6,884,518)	$—
Accumulated deficit	$(1,885,581)	$(37,119,087)	$(39,004,668)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(44,004,045)	$(39,004,035)

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$208,257,092	$44,742,908	$253,000,000
Class A ordinary shares	$448	$(448)	$—
Additional paid-in capital	$7,623,373	$(7,623,373)	$—
Accumulated deficit	$(2,624,449)	$(37,119,087)	$(39,743,536)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(44,742,908)	$(39,742,903)

Statements of Operations For the Three months ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$12,087,778	$12,087,778
Basic and diluted net income per Class A ordinary shares (redeemable)		$2.97	$2.97
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$7,921,054	$(2,026,887)	$5,894,167
Basic and diluted net loss per Class B ordinary shares (non redeemable)	$(0.24)	$0.14	$(0.10)

Statements of Operations For the Three months ending June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$25,300,000	$25,300,000
Basic and diluted net loss per Class A ordinary shares (redeemable)		$(0.02)	$(0.02)
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$10,726,807	$(4,401,807)	$6,325,000
Basic and diluted net loss per Class B ordinary shares (non redeemable)	$(0.07)	$0.05	$(0.02)

Statement of Operations For the Six months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$18,730,387	$18,730,387
Basic and diluted net income per Class A ordinary shares (redeemable)		$1.88	$1.88
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$9,386,872	$(3,276,099)	$6,110,773
Basic and diluted net loss per Class B ordinary shares (non redeemable)	(0.28)	0.17	(0.11)
*The “as previously reported” weighted average shares outstanding and basic and diluted net loss per share included Class B shares and Class A shares that were classified to equity.

Statement of Changes in Shareholders’ (Deficit) Equity for the Three Months ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs	$208,796,106	$(208,796,106)	$—
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized, 6,325,000 shares issued and outstanding	$633	$—	$633
Sale of 7,060,000 Private Placement Warrants	$7,060,000	$(7,060,000)	$—
Class A ordinary shares subject to possible redemption	$(208,995,515)	$208,995,515	$—
Accretion for Class A ordinary shares subject to redemption amount	$—	$(37,143,454)	$(37,143,454)
Additional paid-in capital	$6,884,518	$(6,884,518)	$—
Accumulated deficit	$(1,885,581)	$(37,119,087)	$(39,004,668)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(44,004,045)	$(39,004,035)

Statement of Changes in Shareholders’ (Deficit) Equity for the Three Months ended June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$738,863	$(738,863)	$—
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized, 6,325,000 shares issued and outstanding	$633	$—	$633
Additional paid-in capital	$7,623,373	$(7,623,373)	$—
Accumulated deficit	$(2,624,449)	$(37,119,087)	$(39,743,536)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(44,742,908)	$(39,742,903)

Statement of Cash Flows for the Period from January 1, 2021 through March 31, 2021, Non-Cash Investing and Financing Activities (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$—	$253,000,000	$253,000,000

Statement of Cash Flows for the Six Months Ended June 30, 2021, Non-Cash Investing and Financing Activities (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$240,641,840	$12,358,160	$253,000,000
Change in value of Class A ordinary shares subject to redemption	$(32,384,748)	$32,384,748	$—
The impact of the restatement on the Company’s balance sheet is reflected in the following table:

Balance Sheet as of February 16, 2021	As Previously Reported	Adjustment	As Restated
Warrant liabilities	$—	$30,065,074	$30,065,074
Total liabilities	$9,361,700	$30,065,074	$39,426,774
Class A ordinary shares subject to possible redemption	$240,641,840	$12,358,160	$253,000,000
Class A ordinary shares	$124	$(124)	$—
Additional paid-in capital	$5,004,253	$(5,004,253)	$—
Accumulated deficit	$(5,000)	$(37,418,857)	$(37,423,857)
Total Shareholders’ (Deficit) Equity	$5,000,010	$(42,423,234)	$(37,423,224)
Class A ordinary shares subject to possible redemption	24,064,184	1,235,816	25,300,000